Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers Fairpointe ESG Equity Fund

AMG Managers Fairpointe Mid Cap Fund

Supplement dated April 8, 2019 to the Prospectus and Statement of Additional Information,

each dated March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG Managers Fairpointe ESG Equity Fund and AMG Managers Fairpointe Mid Cap Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV, contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective as of April 30, 2019 (the “Implementation Date”), Mary L. Pierson will no longer serve as a portfolio manager of the Funds, Brian M. Washkowiak will be added as a portfolio manager of AMG Managers Fairpointe ESG Equity Fund, and Frances E. Tuite will be added as a portfolio manager of AMG Managers Fairpointe Mid Cap Fund. Effective on the Implementation Date, Thyra E. Zerhusen, Ms. Tuite and Mr. Washkowiak will serve as the portfolio managers jointly and primarily responsible for the day-to-day management of AMG Managers Fairpointe ESG Equity Fund, and Ms. Zerhusen, Marie L. Lorden, Ms. Tuite and Mr. Washkowiak will serve as the portfolio managers jointly and primarily responsible for the day-to-day management of AMG Managers Fairpointe Mid Cap Fund. Accordingly, effective on the Implementation Date, all references to and information relating to Ms. Pierson in the Prospectus and SAI will be deleted, all references to the portfolio managers of AMG Managers Fairpointe ESG Equity Fund will refer to Mses. Zerhusen and Tuite and Mr. Washkowiak, and all references to the portfolio managers of AMG Managers Fairpointe Mid Cap Fund will refer to Mses. Zerhusen, Lorden and Tuite and Mr. Washkowiak.

In addition, effective on the Implementation Date, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG Managers Fairpointe ESG Equity Fund” titled “Portfolio Management – Portfolio Managers” on page 13 is deleted and replaced with the following:

Portfolio Managers

Thyra E. Zerhusen

Co-Founder, Chief Executive Officer, Chief Investment Officer and Portfolio Manager at Fairpointe; Portfolio Manager of the Fund since 12/14.

Frances E. Tuite

Portfolio Manager at Fairpointe;

Portfolio Manager of the Fund since 03/18.

Brian M. Washkowiak

Portfolio Manager at Fairpointe;

Portfolio Manager of the Fund since 04/19.

The section under “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund” titled “Portfolio Management – Portfolio Managers” on page 17 is deleted and replaced with the following:

Portfolio Managers

Thyra E. Zerhusen

Co-Founder, Chief Executive Officer, Chief Investment Officer and Portfolio Manager at Fairpointe; Lead Portfolio Manager, Portfolio Manager of the Fund since 05/99.

Marie L. Lorden

Co-Founder and Portfolio Manager at Fairpointe;

Portfolio Manager of the Fund since 03/09.

Frances E. Tuite

Portfolio Manager at Fairpointe;

Portfolio Manager of the Fund since 04/19.

Brian M. Washkowiak

Portfolio Manager at Fairpointe;

Portfolio Manager of the Fund since 02/16.

The information relating to AMG Managers Fairpointe ESG Equity Fund in the section under “Additional Information About the Funds – Fund Management” titled “Portfolio Management” on page 107 is revised to add the following at the end of the table regarding the Fund’s portfolio managers:

Brian M. Washkowiak, CFA	Co-Portfolio Manager of AMG Managers Fairpointe ESG Equity Fund since April 2019. Mr. Washkowiak serves as a member of the Investment Team. His responsibilities include investment research and portfolio management. Mr. Washkowiak has 22 years of experience in the financial industry. Prior to joining Fairpointe in 2015, he managed a hedge fund at BW Opportunity Partners, LP, focusing on small and mid-cap investments. Mr. Washkowiak spent thirteen years as a research analyst and portfolio manager at Talon Asset Management, Inc. and was a member of the investment committee. At Talon, Mr. Washkowiak worked with Ms. Zerhusen as an analyst and assistant portfolio manager on the mid-cap strategy. Mr. Washkowiak received a B.A. in Finance from Illinois State University and holds the CFA designation.

The information relating to AMG Managers Fairpointe Mid Cap Fund in the section under “Additional Information About the Funds – Fund Management” titled “Portfolio Management” on page 108 is revised to add the following at the end of the table regarding the Fund’s portfolio managers:

Frances E. Tuite, CFA	Co-Portfolio Manager of AMG Managers Fairpointe Mid Cap Fund since April 2019. Ms. Tuite serves as a member of the Investment Team. Prior to joining Fairpointe in 2017, she worked as a portfolio manager at RMB Capital Management from 2006 to 2017. Ms. Tuite holds the CFA designation.

In addition, effective immediately, the SAI is hereby revised as follows:

In the section “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Fairpointe ESG Equity Fund and AMG Managers Fairpointe Mid Cap Fund – Fairpointe Capital LLC (“Fairpointe”) – Portfolio Managers’ Ownership of Fund Shares” on page 114, the following information is added with respect to the Funds, which is as of March 31, 2019:

ESG Equity Fund

Mr. Washkowiak: $100,001 to $500,000

Mid Cap Fund

Ms. Tuite: $1 to $10,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE